IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Portfolio Market Risk Measures

TABLE 28:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended							For the six months ended
					April 30 2020	January 31 2020	April 30 2019	April 30 2020	April 30 2019
	As at	Average	High		Low	Average	Average	Average	Average
Interest rate risk	$24.1	$19.7	$32.9		$7.6	$13.8	$8.6	$16.7	$10.8
Credit spread risk	68.6	47.9	109.3		9.2	9.5	12.2	28.7	16.0
Equity risk	18.3	10.5	32.4		3.5	6.9	6.7	8.7	6.9
Foreign exchange risk	6.8	4.8	10.4		1.9	4.4	5.4	4.6	6.0
Commodity risk	6.4	2.9	7.0		1.2	2.0	2.2	2.4	2.4
Idiosyncratic debt specific risk	47.4	34.2	55.3		15.9	14.5	15.1	24.3	17.6
Diversification effect[1]	(111.8)	(68.6)	n/m	[2]	n/m	(31.6)	(29.2)	(50.0)	(35.4)
Total Value-at-Risk (one-day)	59.8	51.4	118.8		20.0	19.5	21.0	35.4	24.3
Stressed Value-at-Risk (one-day)	54.3	76.6	126.9		49.9	44.9	43.5	60.8	52.6
Incremental Risk Capital Charge(one-year)	$450.2	$338.0	$481.1		$170.5	$209.8	$204.2	$273.9	$219.5

[1]	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
[2]	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures

TABLE 29:  STRUCTURAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)									As at
	April 30, 2020						January 31, 2020		October 31, 2019
	EVE Sensitivity			NII[1] Sensitivity			EVE Sensitivity	NII Sensitivity	EVE Sensitivity	NII Sensitivity
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total	Total	Total
Before-tax impact of
100 bps increase in rates	$(114)	$(2,005)	$(2,119)	$723	$879	$1,602	$(2,021)	$909	$(1,832)	$890

100 bps decrease in rates	(110)	432	322	(565)	(575)	(1,140)	803	(1,282)	618	(1,231)

[1] Represents	the twelve-month NII exposure to an immediate and sustained shock in rates.

Summary of Liquid Assets by Type and Currency

TABLE 30:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY[1,2]

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
						April 30, 2020
Cash and due from banks	$49,945	$–	$49,945	6%	$1,861	$48,084
Canadian government obligations	33,621	82,321	115,942	15	63,623	52,319
National Housing Act Mortgage-Backed Securities (NHA MBS)	40,722	27	40,749	5	1,745	39,004
Provincial government obligations	20,742	27,119	47,861	6	34,045	13,816
Corporate issuer obligations	12,592	7,985	20,577	3	3,738	16,839
Equities	6,587	3,642	10,229	1	7,293	2,936

Other marketable securities and/or loans	3,441	246	3,687	–	1,268	2,419
Total Canadian dollar-denominated	167,650	121,340	288,990	36	113,573	175,417
Cash and due from banks	95,796	–	95,796	12	40	95,756
U.S. government obligations	42,478	44,281	86,759	11	47,965	38,794
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	74,412	7,493	81,905	10	21,078	60,827
Other sovereign obligations	52,216	44,996	97,212	12	41,557	55,655
Corporate issuer obligations	87,208	2,215	89,423	11	6,784	82,639
Equities	22,031	30,220	52,251	7	31,504	20,747

Other marketable securities and/or loans	5,097	2,959	8,056	1	801	7,255
Total non-Canadian dollar-denominated	379,238	132,164	511,402	64	149,729	361,673
Total	$546,888	$253,504	$800,392	100%	$263,302	$537,090

						October 31, 2019
Cash and due from banks	$5,140	$–	$5,140	1%	$566	$4,574
Canadian government obligations	13,872	77,275	91,147	14	56,337	34,810
NHA MBS	38,138	15	38,153	6	3,816	34,337
Provincial government obligations	15,679	25,151	40,830	6	31,287	9,543
Corporate issuer obligations	11,149	3,623	14,772	2	3,882	10,890
Equities	13,636	2,770	16,406	3	11,225	5,181

Other marketable securities and/or loans	2,512	311	2,823	–	1,078	1,745
Total Canadian dollar-denominated	100,126	109,145	209,271	32	108,191	101,080
Cash and due from banks	19,225	–	19,225	3	33	19,192
U.S. government obligations	34,103	47,803	81,906	13	37,367	44,539
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	58,222	11,873	70,095	11	20,939	49,156
Other sovereign obligations	47,854	49,304	97,158	15	39,500	57,658
Corporate issuer obligations	84,835	1,856	86,691	13	7,070	79,621
Equities	40,550	34,607	75,157	12	39,403	35,754

Other marketable securities and/or loans	4,658	667	5,325	1	712	4,613
Total non-Canadian dollar-denominated	289,447	146,110	435,557	68	145,024	290,533
Total	$389,573	$255,255	$644,828	100%	$253,215	$391,613

[1]	Positions stated include gross asset values pertaining to securities financing transactions.
[2]	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches

TABLE 31:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	April 30 2020	October 31 2019
The Toronto-Dominion Bank (Parent)	$216,998	$139,550
Bank subsidiaries	300,632	228,978

Foreign branches	19,460	23,085
Total	$537,090	$391,613

Summary of Deposit Funding

TABLE 38: SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)		As at
	April 30 2020	October 31 2019
P&C deposits – Canadian Retail	$430,366	$382,252
P&C deposits – U.S. Retail	461,376	360,761
Other deposits	23	23
Total	$891,765	$743,036

Summary of Remaining Contractual Maturity

TABLE 41:  REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at

	April 30, 2020
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$5,292	$5	$–	$–	$–	$–	$–	$–	$–	$5,297
Interest-bearing deposits with banks	143,732	742	–	–	–	–	–	–	2,286	146,760
Trading loans, securities, and other[1]	1,298	5,701	7,154	3,183	8,929	13,979	21,817	26,019	43,750	131,830
Non-trading financial assets at fair value through profit or loss	959	835	580	12	299	1,791	2,037	1,394	761	8,668
Derivatives	7,385	9,935	6,210	5,414	3,576	8,621	13,589	19,106	–	73,836
Financial assets designated at fair value through profit or loss	209	230	104	46	191	537	1,649	613	–	3,579
Financial assets at fair value through other comprehensive income	2,827	8,910	7,809	3,820	6,593	32,170	22,659	33,264	2,653	120,705
Debt securities at amortized cost, net of allowance for credit losses	863	3,999	3,406	2,150	1,611	10,244	59,023	79,091	(2)	160,385
Securities purchased under reverse repurchase agreements[2]	108,891	33,122	13,521	3,408	8,437	49	321	42	–	167,791
Loans
Residential mortgages	1,076	5,575	12,212	9,237	8,317	34,429	130,192	42,412	–	243,450
Consumer instalment and other personal	2,515	1,858	2,692	3,246	4,352	14,353	78,765	14,368	60,521	182,670
Credit card	–	–	–	–	–	–	–	–	34,242	34,242

Business and government	35,411	8,458	9,551	10,736	10,730	33,224	92,371	66,474	26,578	293,533

Total loans	39,002	15,891	24,455	23,219	23,399	82,006	301,328	123,254	121,341	753,895

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,925)	(6,925)

Loans, net of allowance for loan losses	39,002	15,891	24,455	23,219	23,399	82,006	301,328	123,254	114,416	746,970
Customers’ liability under acceptances	11,679	2,358	358	–	–	–	–	–	–	14,395
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	10,175	10,175
Goodwill[3]	–	–	–	–	–	–	–	–	17,823	17,823
Other intangibles[3]	–	–	–	–	–	–	–	–	2,369	2,369
Land, buildings, equipment, and other depreciable assets[3,4]	3	6	10	9	10	299	1,236	2,886	5,399	9,858
Deferred tax assets	–	–	–	–	–	–	–	–	1,623	1,623
Amounts receivable from brokers, dealers, and clients	31,427	–	–	–	–	–	–	–	–	31,427

Other assets	4,657	769	344	234	3,369	149	117	118	10,497	20,254
Total assets	$358,224	$82,503	$63,951	$41,495	$56,414	$149,845	$423,776	$285,787	$211,750	$1,673,745

Liabilities
Trading deposits	$4,973	$2,707	$4,329	$3,555	$1,641	$4,040	$3,808	$1,345	$–	$26,398
Derivatives	7,562	10,170	4,888	6,083	3,287	7,365	13,550	20,085	–	72,990
Securitization liabilities at fair value	–	607	387	526	135	2,793	6,854	2,171	–	13,473
Financial liabilities designated at fair value through profit or loss	8,802	25,770	35,536	13,492	10,535	2	4	23	–	94,164
Deposits[5,6]
Personal	6,007	10,495	9,010	7,661	8,399	9,814	9,018	35	544,227	604,666
Banks	12,706	1,047	232	7	28	–	3	7	10,515	24,545

Business and government	30,272	19,486	12,022	9,063	14,591	26,129	48,518	5,112	283,902	449,095

Total deposits	48,985	31,028	21,264	16,731	23,018	35,943	57,539	5,154	838,644	1,078,306
Acceptances	11,679	2,358	358	–	–	–	–	–	–	14,395
Obligations related to securities sold short[1]	90	1,401	354	703	409	3,361	8,809	12,237	1,367	28,731
Obligations related to securities sold under repurchase agreements[2]	116,329	15,652	8,142	369	23,071	50	–	104	–	163,717
Securitization liabilities at amortized cost	–	360	342	1,055	225	1,579	8,222	2,733	–	14,516
Amounts payable to brokers, dealers, and clients	29,419	–	–	–	–	–	–	–	–	29,419
Insurance-related liabilities	217	324	365	296	291	965	1,615	923	1,926	6,922
Other liabilities[4]	1,215	2,373	509	2,517	1,379	1,812	2,029	1,081	10,441	23,356

Subordinated notes and debentures	–	–	–	–	–	–	–	14,024	–	14,024

Equity	–	–	–	–	–	–	–	–	93,334	93,334
Total liabilities and equity	$229,271	$92,750	$76,474	$45,327	$63,991	$57,910	$102,430	$59,880	$945,712	$1,673,745
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$19,462	$24,423	$18,116	$15,744	$19,717	$31,904	$97,580	$6,147	$1,367	$234,460
Other commitments[9]	90	95	154	211	164	644	988	1,305	–	3,651

Unconsolidated structured entity commitments	–	1,348	1,488	13	480	–	–	–	–	3,329
Total off-balance sheet commitments	$19,552	$25,866	$19,758	$15,968	$20,361	$32,548	$98,568	$7,452	$1,367	$241,440

[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
[3]	Certain non-financial assets have been recorded as having ‘no specific maturity’.
[4]	Upon adoption of IFRS 16, ROU assets recognized are included in ‘Land, buildings, equipment, and other depreciable assets’ and lease liabilities recognized are included in ‘Other liabilities’.
[5]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
[6]

Includes $43 billion of covered bonds with remaining contractual maturities of $2 billion in ‘over 1 month to 3 months’, $2 billion in ‘over 6 months to 9 months’, $3 billion in ‘over 9 months to 1 year’, $14 billion in ‘over 1 to 2 years’, $19 billion in ‘over 2 to 5 years’, and $3 billion in ‘over 5 years’.

[7]	Includes $332 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
[9]	Includes various purchase commitments as well as commitments for leases not yet commenced.

TABLE 41:  REMAINING CONTRACTUAL MATURITY (continued)[1]

(millions of Canadian dollars)	As at

	October 31, 2019
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$4,857	$6	$–	$–	$–	$–	$–	$–	$–	$4,863
Interest-bearing deposits with banks	23,412	1,137	77	–	–	–	–	–	957	25,583
Trading loans, securities, and other[2]	1,197	3,990	3,916	3,171	2,873	15,672	25,939	19,014	70,228	146,000
Non-trading financial assets at fair value through profit or loss	147	2	37	668	314	1,301	1,803	1,488	743	6,503
Derivatives	5,786	8,472	3,255	2,109	2,222	5,610	8,652	12,788	–	48,894
Financial assets designated at fair value through profit or loss	195	696	156	82	83	404	1,725	699	–	4,040
Financial assets at fair value through other comprehensive income	1,431	3,818	4,161	6,339	6,426	18,205	40,289	28,594	1,841	111,104
Debt securities at amortized cost, net of allowance for credit losses	1,878	5,233	2,254	1,050	764	8,791	45,127	65,401	(1)	130,497
Securities purchased under reverse repurchase agreements[3]	98,904	34,839	24,000	6,331	1,765	44	52	–	–	165,935
Loans
Residential mortgages	2,006	5,595	8,013	9,832	11,719	34,029	101,591	62,855	–	235,640
Consumer instalment and other personal	850	1,819	3,170	3,620	3,544	17,256	61,736	28,236	60,103	180,334
Credit card	–	–	–	–	–	–	–	–	36,564	36,564

Business and government	29,460	5,573	7,970	9,496	8,830	21,078	71,071	61,266	21,773	236,517

Total loans	32,316	12,987	19,153	22,948	24,093	72,363	234,398	152,357	118,440	689,055

Allowance for loan losses	–	–	–	–	–	–	–	–	(4,447)	(4,447)

Loans, net of allowance for loan losses	32,316	12,987	19,153	22,948	24,093	72,363	234,398	152,357	113,993	684,608
Customers’ liability under acceptances	11,127	2,211	152	4	–	–	–	–	–	13,494
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	9,316	9,316
Goodwill[4]	–	–	–	–	–	–	–	–	16,976	16,976
Other intangibles[4]	–	–	–	–	–	–	–	–	2,503	2,503
Land, buildings, equipment, and other depreciable assets[4]	–	–	–	–	–	–	–	–	5,513	5,513
Deferred tax assets	–	–	–	–	–	–	–	–	1,799	1,799
Amounts receivable from brokers, dealers, and clients	20,575	–	–	–	–	–	–	–	–	20,575

Other assets	2,548	1,391	2,830	168	103	169	157	97	9,624	17,087
Total assets	$204,373	$74,782	$59,991	$42,870	$38,643	$122,559	$358,142	$280,438	$233,492	$1,415,290

Liabilities
Trading deposits	$5,837	$3,025	$4,166	$2,606	$3,185	$2,430	$4,014	$1,622	$–	$26,885
Derivatives	7,180	7,968	3,603	2,062	1,763	5,546	8,148	13,781	–	50,051
Securitization liabilities at fair value	–	668	412	494	387	1,656	7,499	1,942	–	13,058
Financial liabilities designated at fair value through profit or loss	22,193	25,370	15,799	20,496	20,907	356	1	9	–	105,131
Deposits[5,6]
Personal	5,218	8,990	9,459	7,691	7,583	9,374	9,670	21	445,424	503,430
Banks	6,771	1,459	150	1	6	–	3	7	8,354	16,751

Business and government[7]	18,576	10,049	7,569	10,482	10,670	34,130	46,188	7,594	221,538	366,796

Total deposits	30,565	20,498	17,178	18,174	18,259	43,504	55,861	7,622	675,316	886,977
Acceptances	11,127	2,211	152	4	–	–	–	–	–	13,494
Obligations related to securities sold short[2]	384	654	398	819	1,171	3,351	9,882	12,115	882	29,656
Obligations related to securities sold under repurchase agreements[3]	101,856	20,224	2,993	694	30	47	12	–	–	125,856
Securitization liabilities at amortized cost	–	513	1,274	355	342	2,098	6,586	2,918	–	14,086
Amounts payable to brokers, dealers, and clients	23,746	–	–	–	–	–	–	–	–	23,746
Insurance-related liabilities	190	315	388	330	318	940	1,612	874	1,953	6,920
Other liabilities[8]	2,845	3,142	1,334	1,293	641	3,339	1,663	138	6,609	21,004

Subordinated notes and debentures	–	–	–	–	–	–	–	10,725	–	10,725

Equity	–	–	–	–	–	–	–	–	87,701	87,701
Total liabilities and equity	$205,923	$84,588	$47,697	$47,327	$47,003	$63,267	$95,278	$51,746	$772,461	$1,415,290
Off-balance sheet commitments
Credit and liquidity commitments[9,10]	$19,388	$21,652	$18,391	$13,537	$12,034	$27,207	$111,281	$5,856	$1,294	$230,640
Operating lease commitments[11]	82	165	250	247	244	936	2,332	3,365	–	7,621
Other purchase obligations	82	182	185	206	177	753	1,031	556	–	3,172

Unconsolidated structured entity commitments	408	793	1,360	461	97	81	–	–	–	3,200
Total off-balance sheet commitments	$19,960	$22,792	$20,186	$14,451	$12,552	$28,977	$114,644	$9,777	$1,294	$244,633

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[3]	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
[4]	Certain non-financial assets have been recorded as having ‘no specific maturity’.
[5]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
[6]

Includes $40 billion of covered bonds with remaining contractual maturities of $1 billion in less than 1 month, $2 billion in over 3 months to 6 months, $2 billion in over 6 months to 9 months, $14 billion in ‘over 1 to 2 years’, $18 billion in ‘over 2 to 5 years’, and $3 billion in ‘over 5 years’.

[7]

On June 30, 2019, TD Capital Trust IV redeemed all of the outstanding $550 million TD Capital Trust IV Notes – Series 1 at a redemption price of 100% of the principal amount plus any accrued and unpaid interest payable on the date of redemption.

[8]

Includes $83 million of capital lease commitments with remaining contractual maturities of $2 million in ‘less than 1 month’, $4 million in ‘1 month to 3 months’, $5 million in ‘3 months to 6 months’, $5 million in ‘6 months to 9 months’, $5 million in ‘9 months to 1 year’, $22 million in ‘over 1 to 2 years’, $39 million in ‘over 2 to 5 years’, and $1 million in ‘over 5 years’.

[9]	Includes $374 million in commitments to extend credit to private equity investments.
[10]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
[11]	Includes rental payments, related taxes, and estimated operating expenses.